Offerings - Offering: 1	Feb. 13, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 230,000,000.00
Amount of Registration Fee	$ 31,763.00
Offering Note	(1) Calculated solely for purposes of determining the filing fee. The purchase price of the 0.00% Convertible Senior Notes due 2028 (the "Notes"), as described herein, is US$1,000 per US$1,000 principal amount outstanding. As of February 13, 2026 there was US$230,000,000.00 aggregate principal amount of Notes outstanding, resulting in an aggregate maximum purchase price of US$230,000,000.00 (excluding any accrued and unpaid special interest, if and to the extent such special interest is payable pursuant to the terms of the Indenture). (2) The filing fee of $31,763.00 was previously paid in connection with the filing of the Tender Offer Statement on Schedule TO on January 12, 2026 by MakeMyTrip Limited (File No. 005-85619). The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and equals US$138.10 for each US$1,000,000 of the value of the transaction.